Note 18 - Non-Cash Transactions	12 Months Ended
Nov. 30, 2012
Cash Flow, Supplemental Disclosures [Text Block]
18.	Non-cash transactions

In fiscal 2012, included in research and development expenses is an amount of $39,170 (2011 - $Nil; 2010 - $26,832) related to the write-off of a previously recorded investment tax credit.